Intangible Assets, Net (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2016	Jun. 30, 2016
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Summary of Intangible Assets

Intangible assets consisted of the following at:

	December 31, 2016	June 30, 2016
	(Unaudited)
Trademark and patent	$17,177	$8,277
Transformations exercise fitness program	62,500	62,500
Computer Software	5,584	5,584
Total, cost	85,261	76,361
Accumulated Amortization	(70,499)	(62,721)
Intangible assets, net	$14,762	$13,640

Intangible assets consisted of the following at:

	June 30, 2016	June 30, 2015
Transformations exercise fitness program	$62,500	$62,500
Trademark and patent	8,277	4,396
Computer software	5,584	—
Total, cost	76,361	66,896
Accumulated amortization	(60,052)	(14,632)
Intangible assets, net	$16,309	$52,264